Investment Risks	Mar. 30, 2026
Tortoise Energy Infrastructure Total Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Tortoise Energy Infrastructure Total Return Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Tortoise Energy Infrastructure Total Return Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Tortoise Energy Infrastructure Total Return Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk.    The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Tortoise Energy Infrastructure Total Return Fund | Adviser Risk [Member]
Prospectus [Line Items]
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Adviser Risk.    The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Tortoise Energy Infrastructure Total Return Fund | Concentration Risk [Member]
Prospectus [Line Items]
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Concentration Risk.    The Fund’s investment strategy means that the performance of the Fund will be closely tied to the performance of the energy infrastructure industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if one or two of its investments perform poorly.

Tortoise Energy Infrastructure Total Return Fund | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk.    Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Tortoise Energy Infrastructure Total Return Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, the equity securities of energy infrastructure companies in particular, or a particular company in which the Fund invests.

Tortoise Energy Infrastructure Total Return Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk.    Investments in securities of foreign companies involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Tortoise Energy Infrastructure Total Return Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk.    When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Foreign countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Tortoise Energy Infrastructure Total Return Fund | MLP Risk [Member]
Prospectus [Line Items]
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MLP Risk.    MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

Tortoise Energy Infrastructure Total Return Fund | MLP Affiliate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Affiliate Risk.    The performance of securities issued by MLP affiliates, including common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate.

Tortoise Energy Infrastructure Total Return Fund | Capital Markets Risk [Member]
Prospectus [Line Items]
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Capital Markets Risk.    MLPs normally pay out the majority of their operating cash flows to partners. Therefore, MLPs and other issuers in which the Fund invests may rely significantly on capital markets for access to equity and debt financing in order to fund organic growth projects and acquisitions. Should market conditions limit issuers’ access to capital markets, their distribution growth prospects could be at risk.

Tortoise Energy Infrastructure Total Return Fund | Debt Securities Risk [Member]
Prospectus [Line Items]
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Debt Securities Risk.    Investments in fixed income securities will be subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g., increases in interest rates result in a decrease in value of fixed income securities). The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk.

Tortoise Energy Infrastructure Total Return Fund | Below Investment Grade Debt Securities Risk [Member]
Prospectus [Line Items]
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Below Investment Grade Debt Securities Risk.    Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Tortoise Energy Infrastructure Total Return Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
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Large Cap Company Risk.    The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock.

Tortoise Energy Infrastructure Total Return Fund | Mid Cap and Small Cap Companies Risk [Member]
Prospectus [Line Items]
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Mid Cap and Small Cap Companies Risk.    The mid cap and small cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies. Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.

Tortoise Energy Infrastructure Total Return Fund | Investment Company and RIC Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company and RIC Compliance Risk.    The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies and MLPs. When investing in other investment companies, the Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses. The Fund’s investment in MLPs presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Code, a designation which allows the Fund to avoid paying taxes at regular corporate rates on its income. If for any taxable year the Fund fails to qualify as a RIC, the Fund’s taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Tortoise Energy Infrastructure Total Return Fund | IPO Risk [Member]
Prospectus [Line Items]
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IPO Risk.    The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Tortoise Energy Infrastructure Total Return Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
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Cybersecurity Risk.    Investment advisers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber-attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption.

Tortoise Energy Infrastructure Total Return Fund | Illiquid Investments Risk [Member]
Prospectus [Line Items]
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Illiquid Investments Risk.    The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. Illiquid investments may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Tortoise Energy Infrastructure Total Return Fund | Energy Infrastructure Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Infrastructure Industry Risk.    Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Tortoise Energy Infrastructure Total Return Fund | Energy Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Industry Risk.    Companies in the energy industry are subject to many business, economic, environmental, and regulatory risks that can adversely affect the costs, revenues, profits, and viability of companies in the industry. These risks include, but are not limited to, the following: volatility in commodity prices and changes in supply and demand, which may affect the volume of energy commodities transported, processed, stored and or distributed; specific risks associated with companies owning and/or operating pipelines, gathering and processing energy assets; operating risks including outages, structural and maintenance, impairment and safety problems; changes in the regulatory environment at federal, state and local levels, and in foreign markets; environmental regulation and liability risk; terrorism risk; extreme weather and other natural disasters; and capital markets risk, resulting in a higher capital costs or impacting growth and access to capital.

Tortoise Energy Infrastructure Total Return Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk.    Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible securities are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Tortoise Energy Infrastructure Total Return Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
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Preferred Stock Risk.    A preferred stock is a blend of the characteristics of a bond and common stock. It may offer a higher yield than common stock and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer. Preferred stock generally does not confer voting rights.

Tortoise Energy Infrastructure Total Return Fund | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk.    The Fund has elected to be, and intends to qualify each year for treatment as, a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in detail below under “Tax Consequences.”

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

TORTOISE GLOBAL WATER ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
TORTOISE GLOBAL WATER ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
TORTOISE GLOBAL WATER ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
TORTOISE GLOBAL WATER ETF | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk.    The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

TORTOISE GLOBAL WATER ETF | Water Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Water Industry Risk.    Any adverse developments in the Water Industries may significantly affect the value of the shares of the fund. Companies in these industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation influences.

TORTOISE GLOBAL WATER ETF | Depository Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depository Receipt Risk.    Investing in Depository Receipts may be subject to certain risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Depository Receipts may be less liquid than the underlying shares in the primary trading market. Depository Receipts may not track the price of their underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depository receipts.

TORTOISE GLOBAL WATER ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk.    Because the Fund’s assets will be concentrated in the Water Industries, the Fund is subject to loss due to adverse occurrences that may affect those industries. The Fund’s focus in these industries presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

TORTOISE GLOBAL WATER ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of water companies in particular, or a particular company.

TORTOISE GLOBAL WATER ETF | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk.    Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

TORTOISE GLOBAL WATER ETF | Mid Cap and Small Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap and Small-Cap Companies Risk.    Companies defined as small and mid-cap securities may involve greater risk than is normally associated with large cap companies, and as a result may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.

TORTOISE GLOBAL WATER ETF | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk.    The Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies. When investing in other investment companies, the Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses. The resulting increase to the Fund’s expenses will reduce its performance.

TORTOISE GLOBAL WATER ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. Illiquid or restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

TORTOISE GLOBAL WATER ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk.    The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

TORTOISE GLOBAL WATER ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. The Fund’s return may not match the return of its Underlying Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. Consequently, the performance of the Fund may diverge from that of its Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

TORTOISE GLOBAL WATER ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

TORTOISE GLOBAL WATER ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
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Absence of Active Trading Market Risk.    Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

TORTOISE GLOBAL WATER ETF | Shares May Trade at Prices Different than NAV Per Share [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Different than NAV Per Share.    Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

TORTOISE GLOBAL WATER ETF | Trading Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risks.    The Fund faces numerous trading risks, including disruption in the creation/redemption process of the Fund and losses from trading in the secondary markets. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons or due to extraordinary market volatility pursuant to “circuit breaker” rules on the Exchange or market. Additionally, an exchange or market may also close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

TORTOISE GLOBAL WATER ETF | Legal and Regulatory Change Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Legal and Regulatory Change Risks.    The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.

TORTOISE GLOBAL WATER ETF | Methodology Risks [Member]
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Methodology Risks.    The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

TORTOISE NORTH AMERICAN PIPELINE ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
TORTOISE NORTH AMERICAN PIPELINE ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
TORTOISE NORTH AMERICAN PIPELINE ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
TORTOISE NORTH AMERICAN PIPELINE ETF | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk.    The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

TORTOISE NORTH AMERICAN PIPELINE ETF | Depository Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depository Receipt Risk.    Investing in Depository Receipts may be subject to certain risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Depository Receipts may be less liquid than the underlying shares in the primary trading market. Depository Receipts may not track the price of their underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depository receipts.

TORTOISE NORTH AMERICAN PIPELINE ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk.    Because the Fund’s assets will be concentrated in the energy pipeline industry, the Fund is subject to loss due to adverse occurrences that may affect that industry. The Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if a small number of its investments perform poorly.

TORTOISE NORTH AMERICAN PIPELINE ETF | Energy Pipeline Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Pipeline Industry Risk.    Companies in the energy pipeline industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including but not limited to risks associated with companies owning and/or operating pipelines, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

TORTOISE NORTH AMERICAN PIPELINE ETF | Pipeline Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Pipeline Company Risk.    Pipeline Companies are subject to many risks, including varying demand for crude oil, natural gas, natural gas liquids or refined products in the markets served by the pipeline; changes in the availability of products for gathering, transportation, storing, processing or sale due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities; sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities; and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Gathering and processing pipeline companies are subject to many risks, including declines in production of crude oil and natural gas fields which utilize their gathering and processing facilities as a way to market the crude oil and gas, prolonged depression in the price of natural gas or crude oil, which curtails production due to lack of drilling activity, and declines in the prices of natural gas liquids and refined petroleum products resulting in lower processing or refining margins. In addition, the development of, demand for, and/or supply of competing forms of energy may negatively impact the revenues of these companies.

TORTOISE NORTH AMERICAN PIPELINE ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of pipeline companies in particular, or a particular company.

TORTOISE NORTH AMERICAN PIPELINE ETF | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk.    Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

TORTOISE NORTH AMERICAN PIPELINE ETF | Canadian Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Canadian Securities Risk.    The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

TORTOISE NORTH AMERICAN PIPELINE ETF | Large-Cap, Mid-Cap and Small-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap, Mid-Cap and Small-Cap Companies Risk.    The Fund’s investment in companies with large market capitalizations is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

TORTOISE NORTH AMERICAN PIPELINE ETF | RIC Compliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

RIC Compliance Risk.    The Fund has elected to be, and intends to qualify each year for treatment as, a “regulated investment company” (a “RIC”) under the Code. Given the Fund’s contemplated investments in MLPs, qualifying as a RIC presents unusual challenges and may limit its investment opportunities. If for any taxable year the Fund fails to qualify as a RIC, its taxable income will be subject to federal income tax at regular corporate rates and income available for distribution to shareholders will be reduced.

TORTOISE NORTH AMERICAN PIPELINE ETF | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk.    MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

The Fund’s investment strategies depend in part on MLPs generally being treated as partnerships for U.S. federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower distributions.

The Fund expects to receive cash distributions each year from certain MLPs that exceed the net taxable income allocated to the Fund from such MLPs for such year, and, as a result, the Fund may recognize larger taxable gains (or smaller losses) with respect to such MLPs when it disposes of its interests in such MLPs. If you hold shares in the Fund when such gains or losses are recognized, you may be required to pay tax on one or more Fund distributions, potentially at ordinary income tax rates, even though you may not have economically benefited from the associated MLP cash distributions.

TORTOISE NORTH AMERICAN PIPELINE ETF | MLP Affiliate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Affiliate Risk.    The performance of securities issued by MLP Affiliates, including common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate.

TORTOISE NORTH AMERICAN PIPELINE ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. Illiquid or restricted securities cannot be sold immediately because of statutory and contractual restrictions on resale.

TORTOISE NORTH AMERICAN PIPELINE ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk.    The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of the security is otherwise required upon a rebalancing of the Underlying Index.

TORTOISE NORTH AMERICAN PIPELINE ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk.    There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. The Fund’s return may not match the return of its Underlying Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. Consequently, the performance of the Fund may diverge from that of its Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

TORTOISE NORTH AMERICAN PIPELINE ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

TORTOISE NORTH AMERICAN PIPELINE ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Active Trading Market Risk.    Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

TORTOISE NORTH AMERICAN PIPELINE ETF | Shares May Trade at Prices Different than Net Asset Value Per Share [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Different than Net Asset Value Per Share.    Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

TORTOISE NORTH AMERICAN PIPELINE ETF | Trading Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risks.    The Fund faces numerous trading risks, including disruption in the creation/redemption process of the Fund and losses from trading in the secondary markets. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons or due to extraordinary market volatility pursuant to “circuit breaker” rules on the Exchange or market. Additionally, an exchange or market may also close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

TORTOISE NORTH AMERICAN PIPELINE ETF | Legal and Regulatory Change Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Legal and Regulatory Change Risks.    The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.

TORTOISE NORTH AMERICAN PIPELINE ETF | Methodology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Methodology Risks.    The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Index Provider can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Tortoise AI Infrastructure ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Tortoise AI Infrastructure ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Tortoise AI Infrastructure ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Tortoise AI Infrastructure ETF | AI Infrastructure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

AI Infrastructure Risk.    The Fund’s strategy of emphasizing investments in AI infrastructure companies means that the performance of the Fund will be closely tied to the performance of one or more industries that are expected to benefit from the growth of AI-capable data centers and related technology and energy infrastructure. Investing in companies that are expected to benefit from the same macro theme means that some of the Fund’s investments may be similarly affected by certain market, economic, political, or social developments. The risks of emphasizing AI-capable data centers and companies that provide critical infrastructure to such companies include a slower adoption rate of AI that results in lower capital spending on AI infrastructure; changes in the pace or focus of AI infrastructure spending; the development of large language models that require less AI infrastructure for similar output; and the emergence of alternative energy technology that generates reliable electricity.

Tortoise AI Infrastructure ETF | Energy Infrastructure Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Infrastructure Concentration Risk.    Companies in the energy infrastructure sector are subject to many risks that can negatively impact the revenues and viability of companies in this sector, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

Tortoise AI Infrastructure ETF | Technology Infrastructure Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Infrastructure Concentration Risk.    Companies in the technology infrastructure sector are subject to many risks that can negatively impact the revenues and viability of companies in this sector, including, but not limited to risks associated with emerging technology that renders existing products or services obsolete, reliance on outdated technology, intellectual property theft, supply chain disruption, vulnerabilities to third-party vendors and suppliers, business interruption, difficulty in retaining skilled talent, and regulatory compliance.

Tortoise AI Infrastructure ETF | Industrials Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Concentration Risk.    Companies in the industrial sector face a variety of risks, including commodity price volatility, supply chain disruptions, potential obsolescence of technologies, economic downturns, and increasing competition. The sector is also under pressure to address climate change and transition to a low-carbon economy, which creates transition risk.

Tortoise AI Infrastructure ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Tortoise AI Infrastructure ETF | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk.    The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Tortoise AI Infrastructure ETF | Covered Call Option Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Option Risk.    If the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Tortoise AI Infrastructure ETF | Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Adviser Risk.    The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Tortoise AI Infrastructure ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk.    Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Tortoise AI Infrastructure ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, the equity securities of energy infrastructure companies in particular, or a particular company in which the Fund invests.

Tortoise AI Infrastructure ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk.    Investments in securities of foreign companies involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Tortoise AI Infrastructure ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk.    When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Foreign countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Tortoise AI Infrastructure ETF | ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADR Risk.    ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Tortoise AI Infrastructure ETF | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk.    It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under a volatile market environment and the Fund may choose not to do so from time to time.

Tortoise AI Infrastructure ETF | Mid Cap and Small Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Cap and Small-Cap Companies Risk.    Mid-cap and small-cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies. Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.

Tortoise AI Infrastructure ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Tortoise AI Infrastructure ETF | Shares May Trade at Prices Different than NAV Per Share [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Different than NAV Per Share.    Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tortoise AI Infrastructure ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. However, participants are not obligated to make a market in the Fund’s shares or submit purchase and redemption orders for Creation Units. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting and the bid/ask spread on the Fund’s shares may widen.

Tortoise AI Infrastructure ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk.    The Fund faces numerous market risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and in greater than normal intraday bid-ask spreads for Fund shares.

Tortoise AI Infrastructure ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk.    Trading in Fund shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Tortoise AI Infrastructure ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk.    Investment advisers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber-attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption.

Tortoise AI Infrastructure ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Tortoise AI Infrastructure ETF | Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk.    The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid investments may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Tortoise AI Infrastructure ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk.    A preferred stock is a blend of the characteristics of a bond and common stock. It may offer a higher yield than common stock and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer. Preferred stock generally does not confer voting rights.

Tortoise AI Infrastructure ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    The Fund has elected to be, and intends to qualify each year for treatment as, a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in detail below under “Tax Consequences.”

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	We are registered as a non-diversified, open-end management investment company under the 1940 Act. Accordingly, there are no regulatory limits under the 1940 Act on the number or size of securities that we hold, and we may invest more assets in fewer issuers compared to a diversified fund. However, in order to qualify as a RIC for federal income tax purposes, we must meet certain diversification requirements.
TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | General Business Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Business Risk.    We are subject to all of the business risks and uncertainties associated with any business, including the risk that we will not achieve our investment objectives and that the value of an investment in our securities could decline substantially and cause you to lose some or all of your investment.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | General Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Securities Risk.    We invest in securities that may be subject to certain risks, including: (1) issuer risk, (2) credit risk, (3) interest rate risk, (4) reinvestment risk, (5) call or prepayment risk, (6) valuation risk, and (7) duration and maturity risk.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk.    The Fund’s strategy of concentrating its assets in the group of industries comprising the power and energy infrastructure sectors means that the performance of the Fund will be closely tied to the performance of these particular market sectors. Therefore, a downturn in the power and energy infrastructure sectors would have a larger impact on the Fund than on an investment company that does not concentrate in these sectors. Specific risks of investing in the power and energy infrastructure sectors include the following: (1) interest rate risk, (2) credit rating downgrade risk, (3) terrorism and natural disasters risk, (4) climate change regulation risk, (5) operating risk, (6) power infrastructure company risk, and (7) energy infrastructure company risk. The Fund’s concentrations in these investments may present more risk than if we were broadly diversified over numerous industries and sectors of the economy.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Power Infrastructure Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Power Infrastructure Company Risk.    Companies operating in the power infrastructure sector also are subject to additional risks, including: (1) regulatory risk, (2) Federal Energy Regulatory Commission risk, (3) environmental risk and (4) competition risk. To the extent that any of these risks materialize for a company whose securities are in our portfolio, the value of these securities could decline and our net asset value and share price could be adversely affected.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Energy Infrastructure Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Infrastructure Company Risk.    Companies operating in the energy infrastructure sector also are subject to additional risks, including: (1) pipeline company risk, (2) gathering and processing company risk, (3) propane company risk, (4) supply and demand risk, (5) price volatility risk, (6) competition risk, and (7) regulatory risk. To the extent that any of these risks materialize for a company whose securities are in our portfolio, the value of these securities could decline and our net asset value and share price would be adversely affected.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Equity securities of entities that operate in the power and energy infrastructure sectors can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards such entities, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributions). Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios. In addition, by writing covered call options, capital appreciation potential will be limited on a portion of our investment portfolio.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk.    Investments in the securities of non-U.S. issuers may involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including different accounting, auditing and financial standards, less government supervision and regulation, additional tax withholding and taxes, difficulty enforcing rights in foreign countries, less publicly available information, difficulty effecting transactions, higher expenses, and exchange rate risk.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Restricted Securities Risk.    Restricted securities (including Rule 144A securities) are less liquid than freely tradable securities because of statutory and contractual restrictions on resale. This lack of liquidity creates special risks for us.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rule 144A Securities Risk.    Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 (the “1933 Act”), for the resale of certain restricted securities to qualified institutional buyers, such as the Fund. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by us, however, could affect adversely the marketability of certain Rule 144A securities, and we might be unable to dispose of such securities promptly or at reasonable prices. In addition, if for any reason we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the fair value at which we previously recorded these investments.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk.    An investment in MLP securities involves some risks that differ from the risks involved in an investment in the common stock of a corporation, including risks relating to the ownership structure of MLPs, the risk that MLPs might lose their partnership status for tax purposes and the risk that MLPs will not make distributions to holders (including us) at anticipated levels or with the expected tax character. In addition, if an MLP in which the Fund invests amends its partnership tax return or an IRS audit results in a change to the tax return, shareholders may receive a corrected Form 1099 from the Fund, which could, in turn, require shareholders to amend their own federal, state or local tax returns and could result in shareholders having an additional tax liability.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Investment Grade Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Grade Fixed Income Securities Risk.    We may invest a portion of our assets in fixed income securities rated “investment grade” by nationally recognized statistical rating organizations (“NRSROs”) or judged by our Adviser, to be of comparable credit quality. Although we do not intend to do so, we may invest up to 100% in such securities. Investment grade fixed income securities are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), BBB- or higher by Standard & Poor’s Ratings Services (“S&P”), or BBB- or higher by Fitch, Inc. (“Fitch”). Despite being considered to be subject to fewer risks than non-investment grade fixed income securities, commonly referred to as “junk bonds,” investment grade fixed income securities are, in fact, subject to risks, including volatility, credit risk and risk of default, sensitivity to general economic or industry conditions, potential lack of resale opportunities (illiquidity), and additional expenses to seek recovery from issuers who default.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Non-investment Grade Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-investment Grade Fixed Income Securities Risk.    Non-investment grade securities are rated Ba1 or lower by Moody’s, BB+ or lower by S&P or BB or lower by Fitch or, if unrated, are determined by our Adviser to be of comparable credit quality. Non-investment grade securities, also sometimes referred to as “junk bonds,” generally pay a premium above the yields of U.S. government securities or fixed income securities of investment grade issuers because they are subject to greater risks than these securities. These risks, which reflect their speculative character, include the following: greater volatility; greater credit risk and risk of default; potentially greater sensitivity to general economic or industry conditions; potential lack of attractive resale opportunities (illiquidity); and additional expenses to seek recovery from issuers who default.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Capital Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Capital Markets Risk.    Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the financial services sector. Concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. If funding is not available when needed, or is available only on unfavorable terms, companies may not be able to meet obligations as they come due.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    Certain securities may trade less frequently than those of larger companies that have larger market capitalizations. Investments in securities that are less actively traded or over time experience decreased trading volume may be difficult to dispose of when we believe it is desirable to do so, may restrict our ability to take advantage of other opportunities, and may be more difficult to value.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk.    We are registered as a non-diversified, open-end management investment company under the 1940 Act. Accordingly, there are no regulatory limits under the 1940 Act on the number or size of securities that we hold, and we may invest more assets in fewer issuers compared to a diversified fund. However, in order to qualify as a RIC for federal income tax purposes, we must meet certain diversification requirements.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Covered Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Risk.    We cannot guarantee that our covered call option strategy will be effective. There are several risks associated with transactions in options on securities. For example, the significant differences between the securities and options markets could result in an imperfect correlation between these markets. The use of options also may require us to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation we can realize on an investment, or may cause us to hold a security we might otherwise sell.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Competition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Competition Risk.    There are a number of alternatives to us as vehicles for investment in a portfolio of companies operating primarily in the power and energy infrastructure sectors, including publicly traded investment companies, structured notes, private funds, open-end funds and indexed products. These competitive conditions may adversely impact our ability to meet our investment objectives.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Performance Risk.    We may not be able to achieve operating results that will allow us to make distributions at a specific level or to increase the amount of these distributions from time to time. In addition, the 1940 Act and restrictions and provisions in credit facilities and fixed income securities may limit our ability to make distributions.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Legal and Regulatory Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Legal and Regulatory Change Risk.    The regulatory environment for open-end companies is evolving, and changes in the regulation of open-end companies may adversely affect the value of our investments or our ability to pursue our trading strategy. The effect of any future regulatory change on us could be substantial and adverse.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk.    Our ability to achieve our investment objective is directly related to our Adviser’s investment strategies for the Fund. The value of your investment in our common shares may vary with the effectiveness of the research and analysis conducted by our Adviser and their ability to identify and take advantage of attractive investment opportunities. If the investment strategies of our Adviser do not produce the expected results, the value of your investment could be diminished or even lost entirely, and we could underperform the market or other funds with similar investment objectives.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. However, participants are not obligated to make a market in the Fund’s shares or submit purchase and redemption orders for Creation Units.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk.    The Fund intends to effect creations and redemptions for a combination of cash and in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk.    The Fund faces numerous market risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and in greater than normal intraday bid-ask spreads for Fund shares.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk.    Trading in Fund shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the New York Stock Exchange (the “Exchange”) necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Share Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Share Price Risk.    Disruptions to creations and redemptions, bid-ask spreads, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to net asset value (“NAV”). Due to the bid-ask spread, or if the Fund’s shares are otherwise trading at a premium or discount to NAV, investors may receive more or less than NAV when buying or selling their shares on an exchange.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk.    Investment advisers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyberattacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption. Cyber incidents could potentially occur, and might in some circumstances result in unauthorized access to sensitive information about the Adviser or its clients.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Pandemic and Epidemic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Pandemic and Epidemic Risk.    Widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact its ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    We intend to elect to be treated, and intends to qualify each year, as a “regulated investment company” (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If for any taxable year we fail to qualify for the special federal income tax treatment afforded to RICs, all of our taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to our shareholders) and our income available for distribution to shareholders will be reduced.

TORTOISE ELECTRIFICATION INFRASTRUCTURE ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk.    The fair value of certain of our investments may not be readily determinable. The fair value of these securities will be determined pursuant to methodologies established by our Board of Trustees (the “Board” or the “Trust Board”). Our determination of fair value may differ materially from the values that would have been used if a ready market for these securities had existed.

TORTOISE ENERGY ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
TORTOISE ENERGY ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
TORTOISE ENERGY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
TORTOISE ENERGY ETF | Energy Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Sector Risk.    Under normal circumstances, the Fund concentrates its investments in the energy sector, which includes a number of risks, including the following: supply and demand risk, depletion and exploration risk, marine transportation companies risk, regulatory risk, commodity pricing risk, weather risk, cash flow risk, affiliated party risk, catastrophe risk, acquisition risk, and natural resources sector risk. For example, decreases in oil prices may have a substantial impact on the prices of publicly-traded equity securities of energy companies.

TORTOISE ENERGY ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk.    Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

TORTOISE ENERGY ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk.    If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

TORTOISE ENERGY ETF | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

General Market Risk.    The Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

TORTOISE ENERGY ETF | Covered Call Option Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Option Risk.    If the Fund writes a covered call option, during the option’s life the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

TORTOISE ENERGY ETF | Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Adviser Risk.    The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

TORTOISE ENERGY ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk.    The Fund’s strategy of focusing its investments in the group of industries comprising the energy sector means that the performance of the Fund will be closely tied to the performance of those industries. The Fund’s focus in these industries presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with any investment focus is that the Fund may be adversely affected if its investments perform similarly in response to market, economic or political events.

TORTOISE ENERGY ETF | Energy Infrastructure Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Infrastructure Company Risk.    Energy infrastructure companies are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks.

TORTOISE ENERGY ETF | Renewable Energy Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Renewable Energy Company Risk.    Renewable energy companies are dependent upon factors such as available solar resource, wind conditions, weather conditions and power generating equipment performance that may significantly impact the performance of such companies. Solar, wind and weather conditions generally have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors. Solar and wind energy is highly dependent on weather conditions and, in particular, on available solar and wind conditions. Moreover, power generating equipment used generally by renewable energy companies is accompanied by the attendant costs of maintaining such equipment while in use and subject to risks of obsolescence associated with emerging and disruptive new technologies.

TORTOISE ENERGY ETF | Energy Utility Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Utility Company Risk.    The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, changes in taxation, natural resource conservation, intense competition, and commodity price fluctuations.

TORTOISE ENERGY ETF | Non-Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk.    Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

TORTOISE ENERGY ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk.    Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, the equity securities of energy infrastructure companies in particular, or a particular company in which the Fund invests.

TORTOISE ENERGY ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk.    Investments in securities of foreign companies involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

TORTOISE ENERGY ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk.    When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Foreign countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

TORTOISE ENERGY ETF | ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADR Risk.    ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

TORTOISE ENERGY ETF | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk.    It is not possible to hedge fully or perfectly against any risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions at any given time or from time to time, even under a volatile market environment and the Fund may choose not to do so from time to time.

TORTOISE ENERGY ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk.    MLPs and other higher yield securities historically have shown sensitivity to interest rate movements. In an increasing interest rate environment, these types of securities may experience upward pressure on their yields in order to stay competitive with other interest rate sensitive securities. Also, significant portions of the market value of MLPs and other higher yield securities may be based upon their current yields. Accordingly, the prices of these securities may be sensitive to fluctuations in interest rates and may decline when interest rates rise.

TORTOISE ENERGY ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk.    Certain transactions, including the use of derivatives, may give rise to a form of leverage. To mitigate leveraging risk, the Fund’s custodian will segregate or identify liquid assets or otherwise cover the transactions that may give rise to such risk. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged.

TORTOISE ENERGY ETF | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk.    MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. In addition, the value of the Fund’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

TORTOISE ENERGY ETF | MLP Affiliate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Affiliate Risk.    The performance of securities issued by MLP affiliates, including common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate.

TORTOISE ENERGY ETF | Capital Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Capital Markets Risk.    MLPs normally pay out the majority of their operating cash flows to partners. Therefore, MLPs and other issuers in which the Fund invests may rely significantly on capital markets for access to equity and debt financing in order to fund organic growth projects and acquisitions. Should market conditions limit issuers’ access to capital markets, their distribution growth prospects could be at risk.

TORTOISE ENERGY ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk.    Investments in fixed income securities will be subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g., increases in interest rates result in a decrease in value of fixed income securities). The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk.

TORTOISE ENERGY ETF | Below Investment Grade Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Below Investment Grade Debt Securities Risk.    Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

TORTOISE ENERGY ETF | Mid Cap and Small Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid Cap and Small Cap Companies Risk.    The mid cap and small cap companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large cap companies. Therefore, these securities may have more price volatility and be less liquid than the securities of larger, more established companies.

TORTOISE ENERGY ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk.    The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

TORTOISE ENERGY ETF | Shares May Trade at Prices Different than NAV Per Share [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Different than NAV Per Share.    Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares of the Fund may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses.

TORTOISE ENERGY ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. However, participants are not obligated to make a market in the Fund’s shares or submit purchase and redemption orders for Creation Units. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting and the bid/ask spread on the Fund’s shares may widen.

TORTOISE ENERGY ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk.    The Fund intends to effect creations and redemptions for a combination of cash and in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid realized gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund sold and redeemed its shares entirely in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind.

TORTOISE ENERGY ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk.    The Fund faces numerous market risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and in greater than normal intraday bid-ask spreads for Fund shares.

TORTOISE ENERGY ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk.    Trading in Fund shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange’s “circuit breaker” rules. There can be no assurance that the requirements of Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

TORTOISE ENERGY ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk.    Investment advisers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber-attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption.

TORTOISE ENERGY ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk.    Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

TORTOISE ENERGY ETF | Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk.    The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid investments may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

TORTOISE ENERGY ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk.    A preferred stock is a blend of the characteristics of a bond and common stock. It may offer a higher yield than common stock and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer. Preferred stock generally does not confer voting rights.

TORTOISE ENERGY ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk.    The Fund has elected to be, and intends to qualify each year for treatment as, a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To maintain qualification for federal income tax purposes as a regulated investment company under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, as discussed in detail below under “Tax Consequences.”